Financial Instruments - Changes in Fair Value of Asset (Liability) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 1,100	$ (600)
Realized and unrealized gains included in earnings	2,777	262
Settlements	23	38
Fair value at end of period	$ 3,900	$ (300)